     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01608

_Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/10

Item 1. Reports to Stockholders.

FRANKLIN HIGH INCOME FUND

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	29
		Franklin High Income Fund	3	Notes to Financial Statements	33
		Performance Summary	8	Shareholder Information	45
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Semiannual Report

Franklin High Income Fund

Your Fund’s Goals and Main Investments: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2010.

Performance Overview

Franklin High Income Fund – Class A delivered a +9.20% cumulative total return for the six months under review. The Fund – Class A outperformed its benchmark, the Credit Suisse (CS) High Yield Index, which tracks the high yield debt market and posted a total return of +8.56%.1 The Fund – Class A performed comparably to its peers, as measured by the Lipper High Current Yield Funds Classification Average, a group of funds that aim at high relative current yield from fixed income securities, which had a total return of +8.98% for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The U.S. economy expanded during the six-month reporting period, but the pace of growth slowed from earlier in 2010 as the job market remained sluggish. The nation’s economic activity as measured by gross domestic product registered annualized growth rates of 1.7% and 2.6% in the second and third quarters of

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 11/30/10, the Lipper High Current Yield Funds Classification Average consisted of 499 funds. Lipper calculations do not include sales charges but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered.

Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

2010. The unemployment rate was 9.8% in November.3 Remaining challenges to sustained economic recovery include elevated debt concerns and a struggling housing sector.

Crude oil prices began the reporting period at $74 per barrel and rose steadily until they abruptly fell to a six-month low of $71 in August due to slumping stock prices, reduced demand and abundant inventory levels. Prices quickly rallied after receiving a boost from the falling dollar and positive economic data, reached a six-month high of $88 in mid-November, and ended the period at $84. November’s inflation rate was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, slowed slightly from the beginning of the period to end at an annualized rate of 0.8%.3

During the period under review, consumers were concerned about disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit, and fears of a renewed economic slowdown. Although consumer confidence declined for the six-month period, it rose slightly in October and November. In November, the Federal Reserve Board (Fed) announced it would maintain the federal funds target rate within a range of 0% to 0.25% for an extended period. The Fed, concerned about the slowing pace of recovery as well as inflation, which had dipped to a level below its mandate to foster maximum employment and price stability, said it intended to buy $600 billion of government debt in an effort to correct these conditions.

Investor concerns about weak economic data and the potential spillover effects of the European debt crisis led to market volatility. Wary investors favored short-term Treasuries, and Treasury yields dipped to very low levels during the period. Near period-end, encouraging corporate earnings reports and the prospect of Fed intervention boosted consumer confidence and fueled an equity market rally. For the six-month period under review, however, Treasury prices rose and yields declined, reflecting general investor uncertainty and risk aversion.

Following a pullback that occurred during 2010’s second quarter precipitated by concerns regarding the fiscal health of Greece and certain other European countries, financial markets rebounded during much of the six-month reporting period. A combination of healthy equity market performance, a more sanguine U.S. economic outlook, and a continued decline in the trailing 12-month default rate for high yield issuers largely drove the high yield corporate bond market’s positive performance. Moreover, although new-issue high yield supply rose to historical highs during the period, demand for this asset class remained

3. Source: Bureau of Labor Statistics.

4 | Semiannual Report

Dividend Distributions*
6/1/10–11/30/10
Dividend per Share
Month	Class A	Class B	Class C	Class R	Advisor Class
June	1.15 cents	1.06 cents	1.06 cents	1.09 cents	1.18 cents
July	1.15 cents	1.06 cents	1.06 cents	1.09 cents	1.18 cents
August	1.20 cents	1.11 cents	1.11 cents	1.14 cents	1.23 cents
September	1.20 cents	1.13 cents	1.13 cents	1.15 cents	1.22 cents
October	1.20 cents	1.13 cents	1.13 cents	1.15 cents	1.22 cents
November	1.20 cents	1.13 cents	1.13 cents	1.15 cents	1.22 cents
Total	7.10 cents	6.62 cents	6.62 cents	6.77 cents	7.25 cents

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

strong. This demand helped absorb new debt offerings without significant impact on secondary market prices. The largest use of new-issue proceeds, particularly earlier in the period, was for debt refinancing, which tended to improve companies’ liquidity profiles.

Although longer term Treasury yields rose toward period-end, longer rates declined overall during the period. The 10-year Treasury note yield fell from 3.31% at the beginning of the period to 2.81% at period-end after reaching a low of 2.41% in October. In addition, yield spreads, as measured by the CS High Yield Index, fell from 6.88 percentage points to 6.34 percentage points during the period.4 Given this combination of tighter yield spreads and lower Treasury yields, the high yield market generated a total return of +8.56% as measured by the CS High Yield Index for the six months ended November 30, 2010.1

The high yield market experienced a modest pullback toward period-end, again as a result of concerns regarding the health of certain eurozone countries; however, the fundamental credit outlook for many high yield issuers remained supportive heading into 2011. Market expectations for moderate U.S. economic growth, continued corporate earnings increases and the companies’ ability to access public debt markets for financing needs should carry forward into 2011 in our view. Valuations were near longer term averages at period-end, while the default rate was anticipated to end 2010 below its historical mean. However, risks remained about the potential global impact of Europe’s fiscal challenges,

4. Source: Credit Suisse.

Semiannual Report | 5

Top 10 Holdings by Issuer*

11/30/10

Company	% of Total
Sector/Industry	Net Assets
HCA Inc.	2.3%
Health Care Equipment & Services
Ford Motor Credit Co. LLC	2.0%
Automobiles & Components
GMAC Inc.	1.6%
Diversified Financials
CIT Group Inc.	1.6%
Banks
International Lease Finance Corp.	1.5%
Diversified Financials
Harrah’s Operating Co. Inc.	1.3%
Consumer Services
MGM Resorts International	1.3%
Consumer Services
Texas Competitive Electric Holdings Co.	1.2%
Utilities
Chesapeake Energy Corp.	1.1%
Energy
EchoStar DBS Corp.	1.1%
Media

*Securities are listed by issuer, which may appear by another name in the SOI.

the highly leveraged balance sheets of certain existing high yield issuers, and whether some companies’ management teams may become more shareholder friendly. In this environment, we remained focused on our fundamental, bottom-up security selection process as we manage the Fund.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

Manager’s Discussion

During the reporting period, the Fund moved to a generally neutral beta positioning. Overall, the Fund performed comparably to the performance of its Lipper peer group, with security selection being generally additive to relative returns.5

The Fund’s sector and industry weightings also impacted relative performance compared to the peer group. For example, the Fund’s underweighting in the food retailing industry helped relative results as competitive challenges for certain high yield operators in this segment caused the industry to lag the overall CS High Yield Index.6 The Fund’s overweighted exposure to the industrials sector also boosted performance given improving fundamental trends for certain more economically sensitive issuers.7 Our overweighted energy sector allocation, which represented the Fund’s largest sector exposure, aided performance, particularly certain holdings that rebounded as fallout from the Gulf oil spill began to dissipate. The Fund’s underweighted position in retailing, which underperformed the index, also contributed to relative results.

The Fund’s overweighted allocation to the utilities sector, which continued to be challenged by low natural gas prices that hurt the profitability of certain power producers, was a drag on relative performance although security selection within

5. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average.

6. Food retailing is part of food and staples retailing in the SOI.

7. Industrials sector holdings are part of capital goods and commercial and professional services in the SOI.

6 | Semiannual Report

the sector was additive to performance. The Fund’s overweighting in the media industry, excluding broadcasting, also hindered results as certain advertising-reliant companies faced challenges. In addition, the Fund’s underweighted positioning in some other cyclical sectors, including the technology industry, negatively affected relative performance given a rebound in these more economically sensitive industries.8

Thank you for your continued participation in Franklin High Income Fund.

We look forward to serving your future investment needs.

Christopher J. Molumphy, CFA
Senior Portfolio Manager

Eric G. Takaha, CFA
Portfolio Manager

Franklin High Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8. Technology-related holdings are part of semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.

Semiannual Report | 7

Performance Summary as of 11/30/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FHAIX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		+$	0.10	$1.99	$1.89
Distributions (6/1/10–11/30/10)
Dividend Income	$0.0710
Class B (Symbol: FHIBX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		+$	0.10	$1.98	$1.88
Distributions (6/1/10–11/30/10)
Dividend Income	$0.0662
Class C (Symbol: FCHIX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		+$	0.10	$2.00	$1.90
Distributions (6/1/10–11/30/10)
Dividend Income	$0.0662
Class R (Symbol: FHIRX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		+$	0.10	$2.01	$1.91
Distributions (6/1/10–11/30/10)
Dividend Income	$0.0677
Advisor Class (Symbol: FVHIX)			Change	11/30/10	5/31/10
Net Asset Value (NAV)		+$	0.10	$1.99	$1.89
Distributions (6/1/10–11/30/10)
Dividend Income	$0.0725

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	9.20%		+	14.54%	+	42.49%	+	123.02%
Average Annual Total Return[2]	+	4.77%		+	9.86%	+	6.43%	+	7.89%
Value of $10,000 Investment[3]		$10,477			$10,986		$13,658		$21,368
Avg. Ann. Total Return (12/31/10)[4]				+	8.59%	+	6.45%	+	7.86%
Distribution Rate[5]			6.92%
30-Day Standardized Yield[6]			6.06%
Total Annual Operating Expenses[7]			0.76%

8 | Semiannual Report

Performance Summary (continued)

Performance (continued)
Class B		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	8.97%	+	13.42%	+	38.40%	+	115.54%
Average Annual Total Return[2]	+	4.97%	+	9.42%	+	6.42%	+	7.98%
Value of $10,000 Investment[3]		$10,497		$10,942		$13,650		$21,554
Avg. Ann. Total Return (12/31/10)[4]			+	8.61%	+	6.64%	+	7.95%
Distribution Rate[5]				6.85%
30-Day Standardized Yield[6]				5.86%
Total Annual Operating Expenses[7]				1.27%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	8.88%	+	13.27%	+	38.65%	+	112.20%
Average Annual Total Return[2]	+	7.88%	+	12.27%	+	6.75%	+	7.81%
Value of $10,000 Investment[3]		$10,788		$11,227		$13,865		$21,220
Avg. Ann. Total Return (12/31/10)[4]			+	11.46%	+	6.87%	+	7.83%
Distribution Rate[5]				6.78%
30-Day Standardized Yield[6]				5.84%
Total Annual Operating Expenses[7]				1.27%
Class R		6-Month		1-Year		5-Year		Inception (1/1/02)
Cumulative Total Return[1]	+	8.92%	+	13.99%	+	39.58%	+	105.89%
Average Annual Total Return[2]	+	8.92%	+	13.99%	+	6.90%	+	8.44%
Value of $10,000 Investment[3]		$10,892		$11,399		$13,958		$20,589
Avg. Ann. Total Return (12/31/10)[4]			+	13.17%	+	7.11%	+	8.61%
Distribution Rate[5]				6.87%
30-Day Standardized Yield[6]				5.98%
Total Annual Operating Expenses[7]				1.12%
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	9.28%	+	14.08%	+	42.77%	+	125.99%
Average Annual Total Return[2]	+	9.28%	+	14.08%	+	7.38%	+	8.49%
Value of $10,000 Investment[3]		$10,928		$11,408		$14,277		$22,599
Avg. Ann. Total Return (12/31/10)[4]			+	13.86%	+	7.60%	+	8.51%
Distribution Rate[5]				7.36%
30-Day Standardized Yield[6]				6.50%
Total Annual Operating Expenses[7]				0.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/10.

6. The 30-day standardized yield for the 30 days ended 11/30/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/10	Value 11/30/10	Period* 6/1/10–11/30/10
Actual	$1,000	$1,092.00	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,021.31	$3.80
Class B
Actual	$1,000	$1,089.70	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.33
Class C
Actual	$1,000	$1,088.80	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.33
Class R
Actual	$1,000	$1,089.20	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.55	$5.57
Advisor Class
Actual	$1,000	$1,092.80	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.75%; B: 1.25%; C: 1.25%; R: 1.10%; and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin High Income Trust

Financial Highlights

Franklin High Income Fund
	Six Months Ended
	November 30, 2010			Year Ended May 31,
Class A	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$1.89	$1.66	$2.01	$2.17	$2.08	$2.09
Income from investment operations[a]:
Net investment income[b]	0.07	0.15	0.14	0.15	0.15	0.15
Net realized and unrealized gains (losses)	0.10	0.23	(0.34)	(0.15)	0.10	(0.01)
Total from investment operations	0.17	0.38	(0.20)	—	0.25	0.14
Less distributions from net investment
income	(0.07)	(0.15)	(0.15)	(0.16)	(0.16)	(0.15)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$1.99	$1.89	$1.66	$2.01	$2.17	$2.08

Total return[e]	9.20%	23.50%	(9.23)%	0.02%	12.29%	6.89%

Ratios to average net assets[f]
Expenses[g]	0.75%	0.74%	0.78%	0.74%	0.76%	0.75%
Net investment income	7.63%	8.30%	8.80%	7.62%	7.33%	7.17%

Supplemental data
Net assets, end of period (000’s)	$2,528,136	$2,286,144	$1,811,866	$2,044,744	$2,278,898	$2,165,990
Portfolio turnover rate	27.35%	41.14%	26.56%	31.17%	38.27%	29.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2010		Year Ended May 31,
Class B	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.88	$1.66	$2.00	$2.16	$2.07	$2.08
Income from investment operations[a]:
Net investment income[b]	0.07	0.14	0.14	0.14	0.14	0.14
Net realized and unrealized gains (losses)	0.10	0.22	(0.34)	(0.15)	0.09	(0.01)
Total from investment operations	0.17	0.36	(0.20)	(0.01)	0.23	0.13
Less distributions from net investment income	(0.07)	(0.14)	(0.14)	(0.15)	(0.14)	(0.14)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$1.98	$1.88	$1.66	$2.00	$2.16	$2.07

Total return[e]	8.97%	22.27%	(9.21)%	(0.51)%	11.78%	6.35%

Ratios to average net assets[f]
Expenses[g]	1.25%	1.25%	1.28%	1.25%	1.26%	1.25%
Net investment income	7.13%	7.79%	8.30%	7.11%	6.83%	6.67%

Supplemental data
Net assets, end of period (000’s)	$38,896	$48,366	$67,059	$114,793	$164,690	$184,076
Portfolio turnover rate	27.35%	41.14%	26.56%	31.17%	38.27%	29.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

 cEffective September 1, 2008, the redemption fee was eliminated.

 dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2010		Year Ended May 31,
Class C	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.90	$1.67	$2.02	$2.18	$2.09	$2.10
Income from investment operations[a]:
Net investment income[b]	0.07	0.15	0.14	0.15	0.14	0.14
Net realized and unrealized gains (losses)	0.10	0.22	(0.35)	(0.16)	0.09	(0.01)
Total from investment operations	0.17	0.37	(0.21)	(0.01)	0.23	0.13
Less distributions from net investment income	(0.07)	(0.14)	(0.14)	(0.15)	(0.14)	(0.14)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$2.00	$1.90	$1.67	$2.02	$2.18	$2.09

Total return[e]	8.88%	22.74%	(9.65)%	(0.50)%	11.67%	6.31%

Ratios to average net assets[f]
Expenses[g]	1.25%	1.25%	1.28%	1.25%	1.26%	1.25%
Net investment income	7.13%	7.79%	8.30%	7.11%	6.83%	6.67%

Supplemental data
Net assets, end of period (000’s)	$445,891	$398,292	$310,399	$332,785	$384,421	$361,701
Portfolio turnover rate	27.35%	41.14%	26.56%	31.17%	38.27%	29.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

 fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2010		Year Ended May 31,
Class R	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.91	$1.68	$2.02	$2.19	$2.09	$2.10
Income from investment operations[a]:
Net investment income[b]	0.07	0.15	0.14	0.15	0.15	0.14
Net realized and unrealized gains (losses)	0.10	0.22	(0.33)	(0.17)	0.10	(0.01)
Total from investment operations	0.17	0.37	(0.19)	(0.02)	0.25	0.13
Less distributions from net investment income	(0.07)	(0.14)	(0.15)	(0.15)	(0.15)	(0.14)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$2.01	$1.91	$1.68	$2.02	$2.19	$2.09

Total return[e]	8.92%	22.78%	(9.01)%	(0.79)%	12.33%	6.45%

Ratios to average net assets[f]
Expenses[g]	1.10%	1.10%	1.13%	1.10%	1.11%	1.10%
Net investment income	7.28%	7.94%	8.45%	7.26%	6.98%	6.82%

Supplemental data
Net assets, end of period (000’s)	$159,409	$122,056	$42,459	$35,766	$26,671	$9,972
Portfolio turnover rate	27.35%	41.14%	26.56%	31.17%	38.27%	29.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust
Financial Highlights (continued)

Franklin High Income Fund
	Six Months Ended
	November 30, 2010		Year Ended May 31,
Advisor Class	(unaudited)	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.89	$1.66	$2.01	$2.17	$2.08	$2.09
Income from investment operations[a]:
Net investment income[b]	0.08	0.16	0.14	0.16	0.16	0.15
Net realized and unrealized gains (losses)	0.09	0.22	(0.34)	(0.16)	0.09	(0.01)
Total from investment operations	0.17	0.38	(0.20)	—	0.25	0.14
Less distributions from net investment income	(0.07)	(0.15)	(0.15)	(0.16)	(0.16)	(0.15)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$1.99	$1.89	$1.66	$2.01	$2.17	$2.08

Total return[e]	9.28%	23.65%	(9.12)%	0.18%	12.44%	7.06%

Ratios to average net assets[f]
Expenses[g]	0.60%	0.60%	0.63%	0.60%	0.61%	0.60%
Net investment income	7.78%	8.44%	8.95%	7.76%	7.48%	7.32%

Supplemental data
Net assets, end of period (000’s)	$261,696	$189,004	$149,485	$56,656	$56,593	$43,502
Portfolio turnover rate	27.35%	41.14%	26.56%	31.17%	38.27%	29.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

 cEffective September 1, 2008, the redemption fee was eliminated.

dAmount rounds to less than $0.01 per share.

 eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

 gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.1%
Automobiles & Components 0.0%†
[a,b]Cambridge Industries Liquidating Trust Interest	United States	4,853,892	$14,562
[a,b,c]Harvard Industries Inc.	United States	793,966	—
			14,562
Media 0.1%
[a]Charter Communications Inc., wts., 11/30/14	United States	38,880	194,400
[a]Dex One Corp.	United States	393,939	1,871,210
			2,065,610
Total Common Stocks and Other Equity Interests
(Cost $37,867,300)			2,080,172
Preferred Stocks 0.2%
Banks 0.0%†
[a]Freddie Mac, 8.375%, pfd., Z	United States	400,000	216,000
Diversified Financials 0.2%
[d]GMAC Inc., 7.00%, pfd., 144A	United States	7,000	6,250,125
Total Preferred Stocks (Cost $12,485,000)			6,466,125

		Principal Amount*
Corporate Bonds 93.2%
Automobiles & Components 3.3%
Ford Motor Credit Co. LLC, senior note,
7.50%, 8/01/12	United States	20,000,000	21,050,000
7.00%, 4/15/15	United States	18,000,000	19,035,180
6.625%, 8/15/17	United States	15,000,000	15,475,725
8.125%, 1/15/20	United States	10,000,000	11,479,190
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	27,150,000	27,421,500
[d]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	17,000,000	18,402,500
			112,864,095
Banks 1.7%
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	55,000,000	53,900,000
Regions Bank, sub. note, 7.50%, 5/15/18	United States	4,200,000	4,053,403
			57,953,403
Capital Goods 5.3%
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	27,700,000	25,587,875
[d]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	20,500,000	22,293,750
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	12,000,000	13,500,000
BE Aerospace Inc., senior note, 6.875%, 10/01/20	United States	4,800,000	4,962,000
Case New Holland Inc., senior note,
7.75%, 9/01/13	United States	5,000,000	5,375,000
[d]144A, 7.875%, 12/01/17	United States	15,000,000	16,575,000
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	4,117,000	4,117,000
The Manitowoc Co. Inc., senior note,
9.50%, 2/15/18	United States	20,800,000	22,360,000
8.50%, 11/01/20	United States	4,500,000	4,623,750

18 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Capital Goods (continued)
[d]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	4,900,000	$5,194,000
RBS Global & Rexnord Corp.,
senior note, 8.50%, 5/01/18	United States	25,000,000	25,750,000
senior sub. note, 11.75%, 8/01/16	United States	5,000,000	5,300,000
RSC Equipment Rental Inc. and RSC Holdings III LLC, senior note,
9.50%, 12/01/14	United States	15,000,000	15,525,000
10.25%, 11/15/19	United States	4,000,000	4,455,000
United Rentals North America Inc., senior sub. note, 8.375%,
9/15/20	United States	7,500,000	7,443,750
			183,062,125
Commercial & Professional Services 1.4%
[e]Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	19,600,000	21,658,000
[f,g]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
[d]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	6,300,000	6,835,500
[d]Navios Maritime Acquisition Corp., senior secured note, 144A,
8.625%, 11/01/17	United States	19,700,000	19,958,563
			48,452,968
Consumer Durables & Apparel 2.1%
Jarden Corp.,
senior note, 6.125%, 11/15/22	United States	5,900,000	5,759,875
senior sub. note, 7.50%, 5/01/17	United States	26,000,000	27,365,000
KB Home, senior note, 6.25%, 6/15/15	United States	24,100,000	23,497,500
[d]M/I Homes Inc., senior note, 144A, 8.625%, 11/15/18	United States	17,500,000	17,521,875
			74,144,250
Consumer Services 9.2%
[d]CKE Restaurants Inc., senior secured note, 144A, 11.375%,
7/15/18	United States	27,875,000	29,965,625
[d]ClubCorp Club Operations Inc., senior note, 144A, 10.00%,
12/01/18	United States	19,500,000	18,525,000
[d,f]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	20,000,000	164,000
Harrah’s Operating Co. Inc., senior secured note, 11.25%,
6/01/17	United States	40,000,000	43,700,000
[d]Marina District Finance Co. Inc., senior secured note, 144A,
9.50%, 10/15/15	United States	5,700,000	5,415,000
9.875%, 8/15/18	United States	4,100,000	3,946,250
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	40,000,000	34,800,000
6.875%, 4/01/16	United States	10,000,000	8,650,000
[d]NCL Corp. Ltd., senior note, 144A, 9.50%, 11/15/18	United States	4,300,000	4,402,125
Norwegian Cruise Line Ltd., senior secured note, 11.75%,
11/15/16	United States	23,000,000	26,392,500
Pinnacle Entertainment Inc.,
senior note, 8.625%, 8/01/17	United States	16,800,000	18,165,000
senior sub. note, 7.50%, 6/15/15	United States	9,000,000	8,921,250
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	15,000,000	16,162,500

Semiannual Report | 19

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Consumer Services (continued)
[d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%,
6/15/15	United States	13,884,000	$8,538,660
Starwood Hotels & Resorts Worldwide Inc., senior note,
6.75%, 5/15/18	United States	15,000,000	16,462,500
7.15%, 12/01/19	United States	5,000,000	5,575,000
[f]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	6,950,000	695
senior note, 7.75%, 8/15/16	United States	9,575,000	1,915
senior sub. note, 6.50%, 2/01/14	United States	3,400,000	1,360
senior sub. note, 6.875%, 3/01/16	United States	8,400,000	3,360
[d]Travelport LLC/Travelport Inc., senior note, 144A, 9.00%, 3/01/16	United States	13,100,000	13,034,500
Universal City Development,
senior note, 8.875%, 11/15/15	United States	18,000,000	19,080,000
senior sub. note, 10.875%, 11/15/16	United States	2,750,000	2,997,500
[d]Visant Corp., senior note, 144A, 10.00%, 10/01/17	United States	30,900,000	31,981,500
			316,886,240
Diversified Financials 4.3%
[d]Ally Financial Inc., senior bond, 144A, 7.50%, 9/15/20	United States	5,000,000	4,925,000
[h]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18,
FRN thereafter, Perpetual	United States	35,000,000	35,012,250
GMAC Inc.,
senior note, 6.875%, 9/15/11	United States	32,000,000	32,880,000
senior note, 6.875%, 8/28/12	United States	5,000,000	5,187,500
sub. note, 8.00%, 12/31/18	United States	10,000,000	10,200,000
International Lease Finance Corp.,
senior note, R, 5.65%, 6/01/14	United States	35,000,000	34,125,000
[d]senior secured note, 144A, 6.75%, 9/01/16	United States	15,900,000	16,854,000
[d]TransUnion LLC/TransUnion Corp., senior note, 144A, 11.375%,
6/15/18	United States	7,300,000	8,212,500
			147,396,250
Energy 19.5%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	25,000,000	30,570,075
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	20,000,000	20,700,000
Atlas Pipeline Partners LP, senior note,
8.125%, 12/15/15	United States	14,000,000	14,490,000
8.75%, 6/15/18	United States	11,000,000	12,045,000
Berry Petroleum Co., senior note, 6.75%, 11/01/20	United States	5,800,000	5,785,500
[d]BreitBurn Energy Partners LP, senior note, 144A, 8.625%,
10/15/20	United States	13,700,000	13,734,250
[d]Carrizo Oil & Gas Inc., senior note, 144A, 8.625%, 10/15/18	United States	8,600,000	8,600,000
[d]Chaparral Energy Inc., senior note, 144A, 9.875%, 10/01/20	United States	17,700,000	18,208,875
[d]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	33,400,000	34,402,000
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	5,000,000	5,625,000
6.625%, 8/15/20	United States	32,950,000	33,361,875

20 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	15,000,000	$15,450,000
9.50%, 5/15/16	France	5,600,000	6,104,000
7.75%, 5/15/17	France	5,000,000	5,275,000
[d]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	United States	7,400,000	7,992,000
8.25%, 4/01/20	United States	5,700,000	6,198,750
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
8.875%, 2/15/18	United States	15,000,000	15,712,500
El Paso Corp., senior note,
6.875%, 6/15/14	United States	15,000,000	16,218,390
7.00%, 6/15/17	United States	10,000,000	10,578,150
[d]144A, 6.50%, 9/15/20	United States	5,000,000	5,225,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	20,300,000	21,112,000
[i]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%,
1/15/68	United States	25,000,000	25,942,375
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
12/15/16	United Kingdom	26,700,000	26,099,250
General Maritime Corp., senior note, 12.00%, 11/15/17	United States	5,889,000	5,918,445
Holly Corp., senior note, 9.875%, 6/15/17	United States	9,250,000	10,105,625
[d]Holly Energy Partners LP, senior note, 144A, 8.25%, 3/15/18	United States	13,200,000	13,794,000
[d]Linn Energy Corp., senior note, 144A,
8.625%, 4/15/20	United States	22,000,000	23,430,000
7.75%, 2/01/21	United States	12,000,000	12,240,000
MarkWest Energy Partners LP/Finance Corp., senior note,
8.75%, 4/15/18	United States	20,000,000	21,600,000
6.75%, 11/01/20	United States	6,500,000	6,516,250
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	11,500,000	11,873,750
[d]OPTI Canada Inc., senior secured note, 144A,
9.00%, 12/15/12	Canada	6,000,000	6,000,000
9.75%, 8/15/13	Canada	10,000,000	10,000,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,641,750
6.50%, 9/15/20	United States	12,500,000	13,562,500
Penn Virginia Resource, senior note, 8.25%, 4/15/18	United States	5,100,000	5,214,750
Petrohawk Energy Corp., senior note,
10.50%, 8/01/14	United States	21,550,000	24,540,063
7.25%, 8/15/18	United States	3,300,000	3,308,250
[d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	19,700,000	17,927,000
Plains Exploration & Production Co., senior note,
10.00%, 3/01/16	United States	3,000,000	3,345,000
7.625%, 6/01/18	United States	27,000,000	28,046,250
Pride International Inc., senior note, 6.875%, 8/15/20	United States	4,100,000	4,366,500
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	20,000,000	20,550,000
11.75%, 1/01/16	United States	2,600,000	2,996,500
9.125%, 8/15/19	United States	5,000,000	5,400,000

Semiannual Report | 21

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	3,300,000	$3,349,500
[d]144A, 8.00%, 6/01/18	United States	30,000,000	28,650,000
[j]PIK, 8.625%, 4/01/15	United States	2,500,000	2,450,000
[d]Vantage Drilling Co., senior secured note, 144A, 11.50%,
8/01/15	United States	15,400,000	16,324,000
			668,580,123
Food & Staples Retailing 0.9%
Rite Aid Corp., senior secured note,
9.75%, 6/12/16	United States	17,100,000	18,446,625
[d]144A, 8.00%, 8/15/20	United States	12,000,000	12,420,000
			30,866,625
Food, Beverage & Tobacco 2.1%
[d]CEDC Finance Corp. International Inc., senior secured note, 144A,
9.125%, 12/01/16	United States	10,450,000	11,077,000
Cott Beverages USA Inc., senior note, 8.125%, 9/01/18	United States	7,900,000	8,492,500
[d]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	23,000,000	26,795,000
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	United States	25,000,000	25,437,500
			71,802,000
Health Care Equipment & Services 5.9%
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	20,000,000	21,593,120
Davita Inc., senior note,
6.625%, 11/01/20	United States	6,400,000	6,360,000
6.375%, 11/01/18	United States	8,300,000	8,248,125
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	15,000,000	16,087,500
[d]HCA Holdings Inc., senior note, 144A, 7.75%, 5/15/21	United States	8,000,000	7,890,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	6,300,000	6,221,250
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,531,125
senior secured note, 9.125%, 11/15/14	United States	30,000,000	31,350,000
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,031,250
[j]senior secured note, PIK, 9.625%, 11/15/16	United States	11,000,000	11,783,750
[d]MedAssets Inc., senior note, 144A, 8.00%, 11/15/18	United States	5,200,000	5,265,000
Tenet Healthcare Corp.,
[d]senior note, 144A, 8.00%, 8/01/20	United States	3,600,000	3,537,000
senior secured bond, 8.875%, 7/01/19	United States	15,000,000	16,050,000
United Surgical Partners International Inc., senior sub. note,
8.875%, 5/01/17	United States	8,500,000	8,776,250
[j]PIK, 9.25%, 5/01/17	United States	15,000,000	15,562,500
[i,j]US Oncology Holdings Inc., senior note, PIK, FRN, 6.737%,
3/15/12	United States	8,573,000	8,495,535
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	15,000,000	15,225,000
			203,007,405

22 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Household & Personal Products 0.4%
Cellu Tissue Holdings Inc., senior secured note, 11.50%, 6/01/14	United States	10,900,000	$12,834,750
Materials 7.6%
[d]Ardagh Packaging Finance PLC,
senior note, 144A, 9.125%, 10/15/20	Ireland	5,700,000	5,871,000
senior secured note, 144A, 7.375%, 10/15/17	Ireland	2,100,000	2,110,500
Ball Corp., senior note,
7.125%, 9/01/16	United States	3,400,000	3,697,500
7.375%, 9/01/19	United States	3,400,000	3,714,500
6.75%, 9/15/20	United States	15,500,000	16,585,000
[d]Building Materials Corp. of America, senior note, 144A,
6.875%, 8/15/18	United States	15,000,000	14,775,000
7.50%, 3/15/20	United States	10,000,000	10,175,000
[d]FMG Finance Pty. Ltd., senior note, 144A, 7.00%, 11/01/15	Australia	9,200,000	9,200,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
4/01/17	United States	5,700,000	6,374,817
Huntsman International LLC,
senior note, 5.50%, 6/30/16	United States	1,100,000	1,069,750
[d]senior sub. note, 144A, 8.625%, 3/15/21	United States	3,500,000	3,727,500
[d]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	5,000,000	5,225,000
[d]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
2/15/16	United Kingdom	22,000,000	19,195,000
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	23,600,000	24,839,000
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	10,000,000	10,225,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	33,000,000	30,030,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	10,000,000	10,337,500
[d]OMNOVA Solutions Inc., senior note, 144A, 7.875%, 11/01/18	United States	6,700,000	6,700,000
Ownes-Illinois Inc., senior note, 7.80%, 5/15/18	United States	7,950,000	8,605,875
[d]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,
8.50%, 5/15/18	United States	32,000,000	32,000,000
9.00%, 4/15/19	United States	2,300,000	2,351,750
Solo Cup Co.,
senior secured note, 10.50%, 11/01/13	United States	5,100,000	5,342,250
senior sub. note, 8.50%, 2/15/14	United States	20,000,000	17,850,000
[d]TPC Group LLC, senior secured note, 144A, 8.25%, 10/01/17	United States	10,600,000	10,918,000
			260,919,942
Media 7.3%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	18,000,000	19,665,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	29,335,118	34,652,108
[d]CCO Holdings LLC, senior note, 144A, 7.875%, 4/30/18	United States	4,100,000	4,264,000
[d]CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 144A,
7.25%, 10/30/17	United States	5,000,000	5,075,000
Clear Channel Worldwide Holdings Inc., senior note,
A, 9.25%, 12/15/17	United States	3,000,000	3,195,000
B, 9.25%, 12/15/17	United States	12,000,000	12,870,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	8,000,000	8,760,000
EchoStar DBS Corp., senior note,
7.75%, 5/31/15	United States	5,000,000	5,331,250
7.125%, 2/01/16	United States	30,000,000	30,975,000

		Semiannual Report | 23

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Media (continued)
Lamar Media Corp., senior sub. note,
6.625%, 8/15/15	United States	17,800,000	$18,200,500
B, 6.625%, 8/15/15	United States	10,000,000	10,125,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	16,200,000	16,767,000
[d,j]Radio One Inc., senior note, 144A, PIK, 15.00%, 5/24/16	United States	14,788,228	14,048,817
Salem Communications Corp., senior secured note, 9.625%,
12/15/16	United States	372,000	390,600
[d]Univision Communications Inc.,
[j]senior note, 144A, PIK, 10.50%, 3/15/15	United States	4,296,391	4,470,932
senior secured note, 144A, 7.875%, 11/01/20	United States	7,425,000	7,629,187
senior secured note, 144A, 12.00%, 7/01/14	United States	5,000,000	5,443,750
[d]UPC Germany GmbH, senior secured note, 144A, 8.125%,
12/01/17	Germany	10,000,000	10,431,250
Virgin Media Secured Finance, senior secured note, 6.50%,
1/15/18	United Kingdom	12,400,000	13,159,500
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	25,000,000	26,187,500
			251,641,394
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
[d]Endo Pharmaceuticals Holdings Inc., senior note, 144A, 7.00%,
12/15/20	United States	8,000,000	8,100,000
[d]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	9,000,000	8,865,000
[d]Mylan Inc., senior note, 144A,
6.00%, 11/15/18	United States	5,000,000	4,887,500
7.875%, 7/15/20	United States	26,700,000	28,602,375
			50,454,875
Real Estate 0.4%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	15,900,000	14,866,500
Retailing 1.4%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	10,000,000	11,000,000
[d]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	25,700,000	25,121,750
[d]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	10,600,000	10,732,500
			46,854,250
Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices Inc., senior note,
8.125%, 12/15/17	United States	6,100,000	6,466,000
[d]144A, 7.75%, 8/01/20	United States	3,600,000	3,708,000
Freescale Semiconductor Inc., senior note,
8.875%, 12/15/14	United States	15,000,000	15,300,000
10.125%, 12/15/16	United States	1,700,000	1,619,250
[d]144A, 10.75%, 8/01/20	United States	15,000,000	14,775,000
[d]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%,
8/01/18	Netherlands	7,900,000	8,640,625
			50,508,875

24 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Software & Services 1.8%
First Data Corp., senior note, 9.875%,
9/24/15	United States	20,000,000		$17,100,000
9/24/15	United States	4,000,000		3,400,000
[d]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	15,900,000		13,594,500
SunGard Data Systems Inc.,
[d]senior note, 144A, 7.625%, 11/15/20	United States	13,600,000		13,668,000
senior sub. note, 10.25%, 8/15/15	United States	15,000,000		15,600,000
				63,362,500
Technology Hardware & Equipment 0.7%
Sanmina-SCI Corp.,
[d,i]senior note, 144A, FRN, 3.042%, 6/15/14	United States	5,000,000		4,768,750
senior sub. note, 6.75%, 3/01/13	United States	10,000,000		10,025,000
senior sub. note, 8.125%, 3/01/16	United States	10,000,000		10,075,000
				24,868,750
Telecommunication Services 8.2%
[d]Cricket Communications Inc., senior note, 144A, 7.75%,
10/15/20	United States	34,800,000		32,190,000
Crown Castle International Corp.,
senior bond, 7.125%, 11/01/19	United States	2,100,000		2,283,750
senior note, 9.00%, 1/15/15	United States	15,000,000		16,612,500
[d]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	25,000,000		25,375,000
Frontier Communications Corp., senior note,
8.25%, 4/15/17	United States	4,300,000		4,751,500
8.50%, 4/15/20	United States	10,000,000		11,050,000
8.75%, 4/15/22	United States	11,100,000		12,237,750
[d]Integra Telecom Inc., senior secured note, 144A, 10.75%,
4/15/16	United States	13,500,000		14,107,500
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Luxembourg	20,000,000		21,475,000
[d]Intelsat Jackson Holding Ltd., senior note, 144A, 7.25%,
10/15/20	Luxembourg	3,900,000		3,909,750
Intelsat Subsidiary Holding Co. Ltd., senior note,
8.50%, 1/15/13	Luxembourg	25,000,000		25,125,000
[d]144A, 8.875%, 1/15/15	Luxembourg	5,000,000		5,125,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	14,550,000		15,150,188
Qwest Communications International Inc., senior note, B, 7.50%,
2/15/14	United States	10,000,000		10,150,000
[f,g]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000		356,000
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000		62,500
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	30,000,000		31,350,000
[d]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	22,400,000		22,176,000
[d]Wind Acquisition Finance SA, senior note, 144A, 12.00%,
12/01/15	Italy	20,000,000		21,225,000
[d,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A,
PIK, 12.25%, 7/15/17	Italy	5,357,292	EUR	7,520,355
				282,232,793

Semiannual Report | 25

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Transportation 2.1%
[d]Air Canada, senior secured note, 144A, 9.25%, 8/01/15	Canada	18,400,000	$19,320,000
[d]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	5,700,000	6,281,573
11.50%, 4/01/18	United Kingdom	18,700,000	20,452,332
[d]Hertz Corp., senior note, 144A, 7.50%, 10/15/18	United States	12,200,000	12,383,000
[d]Marquette Transportation Co. Inc./Finance Corp., senior secured note,
144A, 10.875%, 1/15/17	United States	13,300,000	13,499,500
			71,936,405
Utilities 4.6%
Ameren Corp., senior note, 8.875%, 5/15/14	United States	5,350,000	6,137,734
[d]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	9,800,000	9,947,000
7.50%, 2/15/21	United States	23,000,000	22,712,500
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	15,000,000	18,008,775
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	20,000,000	14,700,000
[d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	25,000,000	26,500,000
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	8,500,000	8,691,250
7.375%, 2/01/16	United States	20,000,000	20,150,000
7.375%, 1/15/17	United States	5,000,000	5,062,500
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive
Electric Holdings Finance Inc., senior sec. note, 144A, 15.00%,
4/01/21	United States	14,200,000	12,922,000
Texas Competitive Electric Holdings Co. LLC, senior note, A,
10.25%, 11/01/15	United States	20,000,000	12,000,000
			156,831,759
Total Corporate Bonds (Cost $3,109,567,408)			3,202,328,277
[i,k]Senior Floating Rate Interests 1.2%
Materials 0.5%
Novelis Corp., U.S. Term Loan, 2.26%, 7/07/14	United States	18,580,162	18,495,492
Media 0.2%
Univision Communications Inc., Initial Term Loan, 4.506%,
9/29/14	United States	8,825,516	8,398,008
Utilities 0.5%
[l]Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term
Loan, 5.75%, 10/10/14	United States	19,899,498	15,380,660
Total Senior Floating Rate Interests
(Cost $42,038,813)			42,274,160
Total Investments before Short Term Investments
(Cost $3,201,958,521)			3,253,148,734

26 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund	Country	Shares	Value
Short Term Investments (Cost $130,521,651) 3.8%
Money Market Funds 3.8%
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	130,521,651	$130,521,651
Total Investments (Cost $3,332,480,172) 98.5%			3,383,670,385
Other Assets, less Liabilities 1.5%			50,357,604
Net Assets 100.0%			$3,434,027,989

See Abbreviations on page 44.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cSee Note 11 regarding holdings of 5% voting securities.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2010, the aggregate value of these securities was $1,219,953,669, representing 35.53% of net assets.

eIncome may be reflected in the redemption value or received in additional securities and/or cash.

fSee Note 8 regarding defaulted securities.

gSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2010, the aggregate value of these securities was $419,405, representing 0.01% of net assets. hPerpetual security with no stated maturity date.

iThe coupon rate shown represents the rate at period end. jIncome may be received in additional securities and/or cash.

kSee Note 1(e) regarding senior floating rate interests.

lSecurity purchased on a delayed delivery basis. See Note 1(c).

mSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 27

Franklin High Income Trust

Statement of Investments, November 30, 2010 (unaudited) (continued)

Franklin High Income Fund

At November 30, 2010, the Fund had the following forward exchange contract outstanding. See Note 1(d).

					Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	4,868,750	$7,098,151	12/15/10	$779,348	$—

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Financial Statements

Statement of Assets and Liabilities
November 30, 2010 (unaudited)

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,176,420,035
Cost - Non-controlled affiliated issuers (Note 11)	25,538,486
Cost - Sweep Money Fund (Note 7)	130,521,651
Total cost of investments	$3,332,480,172
Value - Unaffiliated issuers	$3,253,148,734
Value - Non-controlled affiliated issuers (Note 11)	—
Value - Sweep Money Fund (Note 7)	130,521,651
Total value of investments	3,383,670,385
Cash	60,796
Receivables:
Investment securities sold	6,081,000
Capital shares sold	8,781,924
Interest	67,559,053
Unrealized appreciation on forward exchange contracts	779,348
Other assets	8,789
Total assets	3,466,941,295
Liabilities:
Payables:
Investment securities purchased	19,451,935
Capital shares redeemed	10,866,946
Affiliates	2,113,187
Accrued expenses and other liabilities	481,238
Total liabilities	32,913,306
Net assets, at value	$3,434,027,989
Net assets consist of:
Paid-in capital	$4,284,253,450
Undistributed net investment income	11,765,176
Net unrealized appreciation (depreciation)	51,969,561
Accumulated net realized gain (loss)	(913,960,198)
Net assets, at value	$3,434,027,989

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin High Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
November 30, 2010 (unaudited)

Franklin High
Income Fund
Class A:
Net assets, at value	$2,528,135,520
Shares outstanding	1,272,957,831
Net asset value per share[a]	$1.99
Maximum offering price per share (net asset value per share ÷ 95.75%)	$2.08
Class B:
Net assets, at value	$38,896,180
Shares outstanding	19,656,852
Net asset value and maximum offering price per share[a]	$1.98
Class C:
Net assets, at value	$445,891,255
Shares outstanding	222,944,973
Net asset value and maximum offering price per share[a]	$2.00
Class R:
Net assets, at value	$159,409,216
Shares outstanding	79,406,796
Net asset value and maximum offering price per share	$2.01
Advisor Class:
Net assets, at value	$261,695,818
Shares outstanding	131,611,890
Net asset value and maximum offering price per share	$1.99

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 2010 (unaudited)

Franklin High
Income Fund
Investment income:
Dividends	$487,555
Interest	137,815,665
Total investment income	138,303,220
Expenses:
Management fees (Note 3a)	7,470,678
Distribution fees: (Note 3c)
Class A	1,868,904
Class B	144,071
Class C	1,398,142
Class R	355,561
Transfer agent fees (Note 3e)	1,949,796
Custodian fees (Note 4)	22,830
Reports to shareholders	118,166
Registration and filing fees	87,309
Professional fees	45,619
Trustees’ fees and expenses	86,483
Other	45,456
Total expenses	13,593,015
Expense reductions (Note 4)	(12)
Net expenses	13,593,003
Net investment income	124,710,217
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	40,558,422
Non-controlled affiliated issuers (Note 11)	(1,685,375)
Net realized gain (loss)	38,873,047
Net change in unrealized appreciation (depreciation) on:
Investments	117,089,059
Translation of other assets and liabilities denominated in foreign currencies	(315,015)
Net change in unrealized appreciation (depreciation)	116,774,044
Net realized and unrealized gain (loss)	155,647,091
Net increase (decrease) in net assets resulting from operations	$280,357,308

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin High Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Fund
	Six Months Ended
	November 30, 2010	Year Ended
	(unaudited)	May 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$124,710,217	$238,459,496
Net realized gain (loss) from investments and foreign currency transactions	38,873,047	(69,809,959)
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	116,774,044	402,965,987
Net increase (decrease) in net assets resulting from operations	280,357,308	571,615,524
Distributions to shareholders from net investment income:
Class A	(88,003,250)	(175,366,494)
Class B	(1,534,758)	(4,833,477)
Class C	(14,323,344)	(28,567,650)
Class R	(4,763,203)	(6,124,988)
Advisor Class	(8,608,088)	(16,036,124)
Total distributions to shareholders	(117,232,643)	(230,928,733)
Capital share transactions: (Note 2)
Class A	120,589,664	218,240,503
Class B	(11,833,628)	(27,545,671)
Class C	26,291,859	43,060,618
Class R	30,549,654	72,665,791
Advisor Class	61,443,895	15,485,859
Total capital share transactions	227,041,444	321,907,100
Net increase (decrease) in net assets	390,166,109	662,593,891
Net assets:
Beginning of period	3,043,861,880	2,381,267,989
End of period	$3,434,027,989	$3,043,861,880
Undistributed net investment income included in net assets:
End of period	$11,765,176	$4,287,602

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary

Semiannual Report | 33

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

34 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

Semiannual Report | 35

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of November 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

36 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	169,932,361	$332,760,895	355,877,697	$660,650,298
Shares issued in reinvestment
of distributions	31,056,033	60,271,271	62,625,173	115,573,917
Shares redeemed	(138,909,500)	(272,442,502)	(298,897,839)	(557,983,712)
Net increase (decrease)	62,078,894	$120,589,664	119,605,031	$218,240,503
Class B Shares:
Shares sold	540,274	$1,050,670	2,714,354	$4,940,557
Shares issued in reinvestment
of distributions	508,191	981,754	1,568,608	2,868,928
Shares redeemed	(7,098,457)	(13,866,052)	(19,078,297)	(35,355,156)
Net increase (decrease)	(6,049,992)	$(11,833,628)	(14,795,335)	$(27,545,671)
Class C Shares:
Shares sold	35,290,930	$69,559,061	68,347,621	$127,043,124
Shares issued in reinvestment
of distributions	5,123,663	10,023,471	10,554,251	19,576,350
Shares redeemed	(27,003,501)	(53,290,673)	(55,132,143)	(103,558,856)
Net increase (decrease)	13,411,092	$26,291,859	23,769,729	$43,060,618

Semiannual Report | 37

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	23,259,444	$46,074,536	54,719,843	$103,176,759
Shares issued in reinvestment
of distributions	2,367,262	4,650,467	3,155,305	5,937,196
Shares redeemed	(10,200,560)	(20,175,349)	(19,223,630)	(36,448,164)
Net increase (decrease)	15,426,146	$30,549,654	38,651,518	$72,665,791
Advisor Class Shares:
Shares sold	59,453,352	$116,145,583	92,950,425	$169,616,168
Shares issued in reinvestment
of distributions	2,703,885	5,262,671	4,247,411	7,841,259
Shares redeemed	(30,550,253)	(59,964,359)	(87,141,756)	(161,971,568)
Net increase (decrease)	31,606,984	$61,443,895	10,056,080	$15,485,859

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services)

Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

		Annualized Fee Rate	Net Assets
		0.625%	Up to and including $100 million
		0.500%	Over $100 million, up to and including $250 million
		0.450%	Over $250 million, up to and including $7.5 billion
		0.440%	Over $7.5 billion, up to and including $10 billion
		0.430%	Over $10 billion, up to and including $12.5 billion
		0.420%	Over $12.5 billion, up to and including $15 billion
		0.400%	Over $15 billion, up to and including $17.5 billion
		0.380%	Over $17.5 billion, up to and including $20 billion
		0.360%	Over $20 billion, up to and including $35 billion
		0.355%	Over $35 billion, up to and including $50 billion
		0.350%	In excess of $50 billion

38	|	Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on average daily net assets, for each class, are as follows:

Reimbursement Plan:
Class A	0.15%
Compensation Plans:
Class B	0.65%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$481,896
Contingent deferred sales charges retained	$14,177

e. Transfer Agent Fees

For the period ended November 30, 2010, the Fund paid transfer agent fees of $1,949,796, of which $1,134,094 was retained by Investor Services.

Semiannual Report | 39

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$291,020,377
2012	273,193,753
2013	56,708,693
2014	100,305,761
2017	74,931,197
2018	146,834,317
$942,994,098

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2010, the Fund deferred realized capital losses $9,839,145.

At November 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,336,561,262

Unrealized appreciation	$212,112,846
Unrealized depreciation	(165,003,723)
Net unrealized appreciation (depreciation)	$47,109,123

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, payments-in-kind and bond discounts and premiums.

40 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2010, aggregated $1,026,930,185 and $853,969,359, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At November 30, 2010, the Fund had 97.64% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2010 the aggregate value of these securities was $590,735, representing 0.02% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Semiannual Report | 41

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

9. RESTRICTED SECURITIES (continued)

At November 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
4,853,892	Cambridge Industries Liquidating Trust Interest	1/09/02	$—	$14,562
793,966	Harvard Industries Inc.	8/20/96-11/24/98	25,538,486	—
	Total Restricted Securities (0.00%[a] of Net Assets)			$14,562
[a]Rounds to less than 0.01% of net assets.

10. OTHER DERIVATIVE INFORMATION

At November 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$779,348	Unrealized depreciation on forward exchange contracts	$ —

For the period ended November 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$ —	$(315,015)	6,372,879

[a]Represents the average notional amount for other derivative contracts outstanding during the period.

See Note 1(d) regarding derivative financial instruments.

42 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended November 30, 2010, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at		Realized
	at Beginning	Gross	Gross	at End of	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Harvard Industries Inc.	793,966	—	—	793,966	$—	$—	$—
VS Holdings Inc.	1,685,375	—	1,685,375	—	—	—	(1,685,375)
Total Affiliated Securities (0.00% of Net Assets)					$—	$—	$(1,685,375)

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2010, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Semiannual Report | 43

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

13. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Automobiles & Components	$—	$—	$14,562	[b]	$14,562
Banks	216,000	—	—		216,000
Diversified Financials	—	6,250,125	—		6,250,125
Media	1,871,210	194,400	—		2,065,610
Senior Floating Rate Interests	—	42,274,160	—		42,274,160
Corporate Bonds	—	3,201,908,872	419,405		3,202,328,277
Short Term Investments	130,521,651	—	—		130,521,651
Total Investments in Securities	$132,608,861	$3,250,627,557	$433,967	[b]	$3,383,670,385
Forward Exchange Contracts	$—	$779,348	$—		$779,348

[a]Includes common and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at November 30, 2010.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
DBAB - Deutsche Bank AG	EUR - Euro	FRN	- Floating Rate Note
		PIK	- Payment-In-Kind

44 | Semiannual Report

Franklin High Income Trust

Shareholder Information

Franklin High Income Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 45

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Semiannual Report and Shareholder Letter

FRANKLIN HIGH INCOME FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/LAURA F. FERGERSON

Laura F. Fergerson

     Chief Executive Officer - Finance and Administration

Date January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

     Chief Executive Officer - Finance and Administration

Date January 27, 2011

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date January 27, 2011